Note 17 - Financial Instruments with Off-balance Sheet Risk - Financial Instrument Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loan Origination Commitments [Member]
Contractual obligations	$ 21,129	$ 20,130
Unfunded Commitments Under Lines of Credit [Member]
Contractual obligations	45,407	62,904
Standby Letters of Credit [Member]
Contractual obligations	$ 1,050	$ 1,938